TRADE AND OTHER CURRENT ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER CURRENT ACCOUNTS PAYABLE
Schedule of trade and current accounts payable

Item	12.31.2017	12.31.2016
	ThCh$	ThCh$
Trade accounts payable	187,872,116	179,246,672
Withholdings tax	49,857,086	45,504,119
Accounts payable Inamar Ltda. (1)	356,221	8,312,403
Others	20,566,980	19,282,989

Total	258,652,403	252,346,183

Current	257,519,477	242,836,356
Non-current	1,132,926	9,509,827

Total	258,652,403	252,346,183

Schedule of accruable liabilities pursuant to Company's operating leasing agreements
ThCh$
Maturity within one year	5,530,653
Maturity between one and five years	1,201,980
Maturity more than five years	1,944,717

Total	8,677,350